LONG-TERM BANK LOAN	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
LONG-TERM BANK LOAN
NOTE 10 – LONG-TERM BANK LOAN

a.	Composition

	December 31,
	2016	2017
	In USD thousands

Loan balance	343	250
Less current maturities	(93)	(93)
	250	157

The loan is denominated in dollars and bears interest at an annual rate of 3.75%. The book value of the loan approximates its fair value.

The loan is repayable in 60 monthly installments and is collateralized by certain lab equipment.

b.	Future repayments

Future repayments of the long-term bank loan (other than current maturities) in the years subsequent to the balance sheet date are as follows (in USD thousands):

2019	93
2020	64
157